Term Deposits	9 Months Ended
Sep. 30, 2024
Term Deposits
Term Deposits

Note 5. Term Deposits:

 Term Deposits

	September 30,	December 31,
	2024	2023
U.S. Treasury Bills	$21,381,369	$25,407,439
Certificates of deposit	4,212,967	3,953,776
	$25,594,336	$29,361,215

The Company has term deposits which are classified as held to maturity, carried at amortized cost and have original maturities of greater than 3 months and less than 12 months. Term deposits consist of U.S. treasury bills purchased at a discount and amortized to face value over their respective terms and certificates of deposit. The Company recorded non-cash interest income of $237,427 and $465,769 during the three months ended September 30, 2024 and 2023, respectively, and $938,276 and $1,247,542 during the nine months ended September 30, 2024 and 2023, respectively, related to the amortization of discount on term deposits.